Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended							6 Months Ended		12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net income	$ 1,212	$ 1,000	$ 916	$ 850	$ 928	$ 907	$ 845	$ 2,360	$ 1,766	$ 3,546	$ 3,580
Items not requiring (providing) cash
Amortization of ESOP and share-based compensation plans								(124)	(52)	(163)	(147)
Net change in other assets and other liabilities								2,010	1,343	4,567	4,177
Financing Activities
Dividends paid to stockholders										2,769	2,540
Net cash used in financing activities								53,232	7,946	16,253	29,667
Net Change in Cash and Cash Equivalents								1,993	9,243	2,774	(1,160)
Cash and Cash Equivalents, Beginning of Period		$ 20,784		11,541			12,701	14,315	11,541	11,541	12,701
Cash and Cash Equivalents, End of Period	$ 16,308		$ 20,784					16,308	20,784	14,315	11,541
Parent Company [Member]
Operating Activities
Net income										3,546	3,580
Items not requiring (providing) cash
Equity in undistributed income of subsidiary										3,055	39
Amortization of ESOP and share-based compensation plans										443	378
Net change in other assets and other liabilities										(38)	(190)
Net cash provided by operating activities										896	3,729
Financing Activities
Dividends paid to stockholders										(2,769)	(2,540)
Net cash used in financing activities										(2,769)	(2,540)
Net Change in Cash and Cash Equivalents										(1,873)	1,189
Cash and Cash Equivalents, Beginning of Period				$ 4,644			$ 3,455	$ 2,771	$ 4,644	4,644	3,455
Cash and Cash Equivalents, End of Period										$ 2,771	$ 4,644